U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.      Name and address of issuer:

                        The Montgomery Funds III
                        101 California Street
                        San Francisco, CA 94111
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2.      Name of each series or class of funds for which this notice is filed:

                        Montgomery Variable Series: Growth Fund
                        Montgomery Variable Series: Emerging Markets Fund Montgomery Variable Series: International Small Cap Fund
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3.      Investment Company Act File Number:        811-8782

        Securities Act File Number:                33-84450
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4.      Last day of fiscal year for which this notice is filed:
                                                               December 31, 1996
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5.      Check box if this  notice is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          Not Applicable                                                     [ ]
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6.      Date of termination of issuer's  declaration under rule 24f-2(a)(1),  if applicable (see Instruction A.6):

          Not Applicable
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7.      Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None
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8.      Number and amount of securities  registered during the fiscal year other than pursuant to rule 24f-2:

          None
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9.      Number and  aggregate  sale price of  securities  sold during the fiscal year:

          0 shares; $0.00
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


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10.     Number and  aggregate  sale price of  securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          0 shares; $0.00
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11.     Number and aggregate  sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          Included in Item 9 per Instruction B.7.
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12.     Calculation of registration fee:

           (i) Aggregate sale price of securities sold during the fiscal year in
           reliance on rule 24f-2 (from Item 10):                   $0.00

           (ii)  Aggregate  price of shares issued in  connection  with dividend
           reinvestment plans (from Item 11, if applicable):        $0.00

           (iii) Aggregate  price of shares  redeemed or repurchased  during the
           fiscal year (if applicable):                             $0.00

           (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
           applicable):                                             $0.00

           (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less
           line (iii), plus line (iv)] (if applicable):             $0.00


           (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                    x 1/3300

           (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                    $0.00


Instruction:            Issuers should complete lines (ii), (iii), (iv), and (v)
                        only if the form is being filed within 60 days after the
                        close of the issuer's fiscal year. See Instruction C.3.
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13.     Check  box if  fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).


        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*   /s/  MARK B. SULLIVAN
                                 -----------------------------------------------

                                    Mark B. Sullivan, Vice President, Operations
                                 -----------------------------------------------

       Date        February 24, 1997
            ---------------------------

* Please print the name and title of the signing officer below the signature.
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

                                                 February 24, 1997


The Montgomery Funds III
600 Montgomery Street
San Francisco, California 94111


Ladies and Gentlemen:

                  You have requested our opinion as counsel to The Montgomery Funds III, a Delaware business trust (the "Trust"), with respect to the shares of beneficial interest (the "Shares") of the various series of the Trust (the "Funds") sold by the Trust during the period beginning February 1, 1996, the date upon which the Montgomery Variable Series: Emerging Markets Fund commenced public operations, and ending December 31, 1996 (the "Period") in connection with the notice (the "Notice") being filed by the Trust with the Securities and Exchange Commission pursuant to Rule 24f-2 adopted under the Investment Company Act of 1940, as amended (the "Act").

                  In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:


         (a) the Trust's Agreement and Declaration of Trust, dated August 16, 1994 (the "Declaration of Trust"), certified to us by an officer of the Trust as being true and complete and in effect throughout the Period;

         (b) the Trust's Certificate of Trust, as filed with the Delaware Secretary of State on April 24, 1994, certified to us by an officer of the Trust as being true and complete and in effect throughout the Period;

         (c) the By-laws of the Trust dated August 16, 1994, certified to us by an officer of the Trust as being true and complete and in effect throughout the Period;

The Montgomery Funds III
February 24, 1997                                                         Page 2


         (d) the Funds' Prospectuses and Statements of Additional Information effective during the Period, as identified in the officer's certificate referred to in item (f) below (collectively, the "Prospectuses");

         (e) resolutions adopted by the Board of Trustees of the Trust at meetings of the Board held on August 16, 1994 and February 15, 1996, certified by an officer of the Trust as being in full force and effect through the end of the Period; and

         (f) a certificate of an officer of the Trust concerning certain factual matters.

                  In rendering our opinion below, we have assumed that all of the Shares were issued and sold at no less than the per-share public offering price on the date of their issuance in accordance with statements specified in the Funds' then-current Prospectuses and in accordance with Article III of the Declaration of Trust. In rendering our opinion, we have further assumed that the Funds received, in cash or securities, an amount equal to no less than the per-share public offering price as described in the Funds' then-current Prospectuses. We have not conducted an independent examination of the books and records of the Trust for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

                  Our opinion below is limited to the federal law of the United States of America and the business trust law of the State of Delaware. We are not licensed to practice law in the State of Delaware, and we have based our opinion below solely on our review of Chapter 38 of Title 12 of the Delaware Code and the case law interpreting such Chapter as reported in Delaware Code Annotated (Michie Co. 1995 and Supp. 1996) and updated on Westlaw. We have not undertaken a review of other Delaware law or court decisions or of any administrative decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and the business trust law of the State of Delaware as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

                  Based upon such examination and subject to the foregoing, we are of the opinion that the Shares, as sold pursuant to the registration under the Securities Act of 1933, as

The Montgomery Funds III
February 24, 1997                                                         Page 3


amended, pursuant to Rule 24f-2 adopted under the Act, were legally issued, fully paid and nonassessable by the Trust.

                  We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Trust with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any change of law that occurs, or any facts of which we become aware, after the date of this opinion.

                                                     Sincerely yours,

                                                     /s/ Heller, Ehrman, White &
                                                     McAuliffe